RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services	$ 580,000	$ 535,000	$ 480,000
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services	435,289	324,767	289,992
Independent Directors [Member]
Statement [Line Items]
Total honorariums	$ 0	$ 26,000	$ 0
Restricted shares of common shares	900,000